Share-Based Compensation And Awards (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	150.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	20.00%
Award vesting term	10 years
Weighted average grant date fair value	$ 0	$ 1.42
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	10 years
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Stock-based compensation	$ 6	$ 5
Employee Share Purchase Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Class B Non-Voting Shares [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	62,000,000
Number of shares issued	40,947,143
Class B Non-Voting Shares [Member] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 17	30
Intrinsic value of liabilities from share-based payment transactions	17	30
Class B Non-Voting Shares [Member] | Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	0	11
Liabilities from share-based payment transactions	31	35
Intrinsic value of liabilities from share-based payment transactions	28	33
Class B Non-Voting Shares [Member] | Restricted Stock Unit And Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 11	$ 22